INCOME TAXES - Additional information (Details) - EUR (€) € in Thousands	Mar. 27, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Taxable temporary differences associated with investments in entities, branches and associates and interests in joint arrangements not been recognized		€ 931	€ 937
Deferred tax assets exceeding deferred tax liabilities for companies that generated a loss in the current or previous period recognized		€ 522	€ 2,594
Maximum amount of benefit that could be recognized due to change in loss deduction rate	€ 522
Minimum
Income Tax Disclosure [Line Items]
Loss deduction rate	60.00%
Maximum
Income Tax Disclosure [Line Items]
Loss deduction rate	70.00%